CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - USD ($) $ in Thousands	8.75% Series A Preferred Units [Member]	Common Unit Public [Member]	Common units Hoegh LNG [Member]	Subordinated Units Hoegh LNG [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Dec. 31, 2017	$ 113,404	$ 317,149	$ 6,513	$ 40,341	$ (2,748)	$ 474,659
Net income	12,303	34,409	4,257	26,653	0	77,622
Cash distributions to unitholders	(13,107)	(31,211)	(3,881)	(24,298)	0	(72,497)
Cash distribution to Hoegh LNG	0	0	(325)	(2,028)	0	(2,353)
Cash contribution from Hoegh LNG	0	0	234	1,467	0	1,701
Other comprehensive income	0	0	0	0	(2,589)	(2,589)
Net proceeds from issuance of common units	0	4,563	0	0	0	4,563
Net proceeds from issuance of Series A Preferred Units	38,659	0	0	0	0	38,659
Issuance of units for Board of Directors' fees	0	200	0	0	0	200
Other and contributions from owners	0	140	46	286	0	472
Balance at Dec. 31, 2018	151,259	325,250	6,844	42,421	(5,337)	520,437
Net income	10,224	12,218	5,821	5,732	0	33,995
Cash distributions to unitholders	(10,108)	(23,739)	(2,938)	(18,398)	0	(55,183)
Cash distribution to Hoegh LNG	0	0	(9)	(55)	0	(64)
Conversion of subordinated units to common units	0	0	29,837	(29,837)	0	0
Other comprehensive income	0	0	0	0	(15,996)	(15,996)
Net proceeds from issuance of common units	0	1,029	0	0	0	1,029
Net proceeds from issuance of Series A Preferred Units	2,719	0	0	0	0	2,719
Issuance of units for Board of Directors' fees	0	194	0	0	0	194
Other and contributions from owners	0	178	116	137	0	431
Balance at Sep. 30, 2019	$ 154,094	$ 315,130	$ 39,671	$ 0	$ (21,333)	$ 487,562